LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-performing loans [Abstract]
Non-accrual loans	$ 32,929,000	$ 59,309,000
Loans 90 days or more past due and still accruing interest	7,000	574,000
Total Non-performing Loans	32,936,000	59,883,000
Accrued Interest	2,300,000	3,200,000	5,000,000
Interest Income	100,000	100,000	100,000
Non performing loans by class [Abstract]
90+ and Still Accruing	7,000	574,000
Non-Accrual	32,929,000	59,309,000
Total Non-performing Loans	32,936,000	59,883,000
Aging analysis of loans by class [Abstract]
Total loans	1,419,139,000	1,576,608,000
Total Recorded Investment [Member]
Non-performing loans [Abstract]
Non-accrual loans	32,929,000	59,309,000
Loans 90 days or more past due and still accruing interest	7,000	587,000
Total Non-performing Loans	32,936,000	59,896,000
Non performing loans by class [Abstract]
90+ and Still Accruing	7,000	587,000
Non-Accrual	32,929,000	59,309,000
Total Non-performing Loans	32,936,000	59,896,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	16,980,000	16,275,000
Loans Past Due 60 to 89 days	3,971,000	7,117,000
Loans Past Due 90+ days	24,098,000	43,245,000
Total	45,049,000	66,637,000
Loans not Past Due	1,378,919,000	1,515,802,000
Total loans	1,423,968,000	1,582,439,000
Accrued Interest Included in Recorded Investment [Member]
Non-performing loans [Abstract]
Non-accrual loans	0	0
Loans 90 days or more past due and still accruing interest	0	13,000
Total Non-performing Loans	0	13,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	13,000
Non-Accrual	0	0
Total Non-performing Loans	0	13,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	146,000	160,000
Loans Past Due 60 to 89 days	43,000	105,000
Loans Past Due 90+ days	0	13,000
Total	189,000	278,000
Loans not Past Due	4,640,000	5,553,000
Total loans	4,829,000	5,831,000
Commercial [Member] | Income Producing - Real Estate [Member]
Non-performing loans [Abstract]
Non-accrual loans	5,611,000	13,788,000
Loans 90 days or more past due and still accruing interest	0	490,000
Total Non-performing Loans	5,611,000	14,278,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	490,000
Non-Accrual	5,611,000	13,788,000
Total Non-performing Loans	5,611,000	14,278,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	3,734,000	1,701,000
Loans Past Due 60 to 89 days	609,000	937,000
Loans Past Due 90+ days	2,826,000	6,408,000
Total	7,169,000	9,046,000
Loans not Past Due	215,623,000	264,620,000
Total loans	222,792,000	273,666,000
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non-performing loans [Abstract]
Non-accrual loans	4,062,000	6,990,000
Loans 90 days or more past due and still accruing interest	0	43,000
Total Non-performing Loans	4,062,000	7,033,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	43,000
Non-Accrual	4,062,000	6,990,000
Total Non-performing Loans	4,062,000	7,033,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	336,000	487,000
Loans Past Due 60 to 89 days	0	66,000
Loans Past Due 90+ days	1,176,000	2,720,000
Total	1,512,000	3,273,000
Loans not Past Due	41,750,000	51,453,000
Total loans	43,262,000	54,726,000
Commercial [Member] | Commercial and Industrial [Member]
Non-performing loans [Abstract]
Non-accrual loans	5,080,000	7,984,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	5,080,000	7,984,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	5,080,000	7,984,000
Total Non-performing Loans	5,080,000	7,984,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	2,522,000	1,861,000
Loans Past Due 60 to 89 days	654,000	1,132,000
Loans Past Due 90+ days	1,913,000	3,516,000
Total	5,089,000	6,509,000
Loans not Past Due	347,807,000	318,438,000
Total loans	352,896,000	324,947,000
Mortgage [Member] | 1-4 Family [Member]
Non-performing loans [Abstract]
Non-accrual loans	9,654,000	15,929,000
Loans 90 days or more past due and still accruing interest	7,000	54,000
Total Non-performing Loans	9,661,000	15,983,000
Non performing loans by class [Abstract]
90+ and Still Accruing	7,000	54,000
Non-Accrual	9,654,000	15,929,000
Total Non-performing Loans	9,661,000	15,983,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	4,429,000	3,507,000
Loans Past Due 60 to 89 days	1,115,000	1,418,000
Loans Past Due 90+ days	9,661,000	15,983,000
Total	15,205,000	20,908,000
Loans not Past Due	279,132,000	294,771,000
Total loans	294,337,000	315,679,000
Mortgage [Member] | Resort Lending [Member]
Non-performing loans [Abstract]
Non-accrual loans	4,861,000	8,819,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	4,861,000	8,819,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	4,861,000	8,819,000
Total Non-performing Loans	4,861,000	8,819,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	748,000	2,129,000
Loans Past Due 60 to 89 days	370,000	932,000
Loans Past Due 90+ days	4,861,000	8,819,000
Total	5,979,000	11,880,000
Loans not Past Due	164,414,000	184,943,000
Total loans	170,393,000	196,823,000
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	529,000	523,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	529,000	523,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	529,000	523,000
Total Non-performing Loans	529,000	523,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	453,000	96,000
Loans Past Due 60 to 89 days	51,000	196,000
Loans Past Due 90+ days	529,000	523,000
Total	1,033,000	815,000
Loans not Past Due	18,003,000	24,705,000
Total loans	19,036,000	25,520,000
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	685,000	889,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	685,000	889,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	685,000	889,000
Total Non-performing Loans	685,000	889,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	442,000	506,000
Loans Past Due 60 to 89 days	32,000	159,000
Loans Past Due 90+ days	685,000	889,000
Total	1,159,000	1,554,000
Loans not Past Due	44,806,000	54,045,000
Total loans	45,965,000	55,599,000
Installment [Member] | Home Equity Installment - 1st Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	1,278,000	1,542,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	1,278,000	1,542,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	1,278,000	1,542,000
Total Non-performing Loans	1,278,000	1,542,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	599,000	757,000
Loans Past Due 60 to 89 days	140,000	264,000
Loans Past Due 90+ days	1,278,000	1,542,000
Total	2,017,000	2,563,000
Loans not Past Due	30,368,000	41,239,000
Total loans	32,385,000	43,802,000
Installment [Member] | Home Equity Installment - 2nd Lien [Member]
Non-performing loans [Abstract]
Non-accrual loans	675,000	1,023,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	675,000	1,023,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	675,000	1,023,000
Total Non-performing Loans	675,000	1,023,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	430,000	676,000
Loans Past Due 60 to 89 days	125,000	365,000
Loans Past Due 90+ days	675,000	1,023,000
Total	1,230,000	2,064,000
Loans not Past Due	38,956,000	51,224,000
Total loans	40,186,000	53,288,000
Installment [Member] | Loans Not Secured By Real Estate [Member]
Non-performing loans [Abstract]
Non-accrual loans	390,000	880,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	390,000	880,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	390,000	880,000
Total Non-performing Loans	390,000	880,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	899,000	1,173,000
Loans Past Due 60 to 89 days	259,000	463,000
Loans Past Due 90+ days	390,000	880,000
Total	1,548,000	2,516,000
Loans not Past Due	113,751,000	117,661,000
Total loans	115,299,000	120,177,000
Installment [Member] | Others 2 [Member]
Non-performing loans [Abstract]
Non-accrual loans	0	4,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	0	4,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	0	4,000
Total Non-performing Loans	0	4,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	24,000	36,000
Loans Past Due 60 to 89 days	12,000	10,000
Loans Past Due 90+ days	0	4,000
Total	36,000	50,000
Loans not Past Due	2,689,000	3,144,000
Total loans	2,725,000	3,194,000
Payment Plan Receivables [Member] | Full Refund [Member]
Non-performing loans [Abstract]
Non-accrual loans	57,000	491,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	57,000	491,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	57,000	491,000
Total Non-performing Loans	57,000	491,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	2,249,000	2,943,000
Loans Past Due 60 to 89 days	552,000	951,000
Loans Past Due 90+ days	57,000	491,000
Total	2,858,000	4,385,000
Loans not Past Due	77,335,000	99,284,000
Total loans	80,193,000	103,669,000
Payment Plan Receivables [Member] | Partial Refund [Member]
Non-performing loans [Abstract]
Non-accrual loans	38,000	424,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	38,000	424,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	38,000	424,000
Total Non-performing Loans	38,000	424,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	112,000	380,000
Loans Past Due 60 to 89 days	46,000	200,000
Loans Past Due 90+ days	38,000	424,000
Total	196,000	1,004,000
Loans not Past Due	4,119,000	9,918,000
Total loans	4,315,000	10,922,000
Payment Plan Receivables [Member] | Others [Member]
Non-performing loans [Abstract]
Non-accrual loans	9,000	23,000
Loans 90 days or more past due and still accruing interest	0	0
Total Non-performing Loans	9,000	23,000
Non performing loans by class [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	9,000	23,000
Total Non-performing Loans	9,000	23,000
Aging analysis of loans by class [Abstract]
Loans Past Due 30-59 days	3,000	23,000
Loans Past Due 60 to 89 days	6,000	24,000
Loans Past Due 90+ days	9,000	23,000
Total	18,000	70,000
Loans not Past Due	166,000	357,000
Total loans	$ 184,000	$ 427,000